Note 10 - Other Income	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of other operating income [text block]
10	Other income

	2020	2019	2018

Government grant – Gold sale export credit incentive	4,695	866	6,482
Government grant – Gold support price	-	1,064	-
Other	70	94	39
Greenstone Retirement Fund pay-out	-	250	-
Greenstone Provident Fund pay-out	-	-	363
Eersteling rock dump sale	-	-	217
	4,765	2,274	7,101

Government grant – Gold sale export credit incentive

The Reserve Bank of Zimbabwe (“RBZ”)
first
announced an export credit incentive (“ECI”) on the gold proceeds received for all large-scale gold mine producers during
2016.
The ECI is calculated as a percentage of the gold proceeds less the charges of Fidelity.

The below table indicates when the ECI was applicable and the percentages granted, as announced by the Zimbabwean Government:

ECI applicable periods	Percentage
May 1, 2016 – December 31, 2017	3.5%
January 1, 2018 – January 31, 2018	2.5%
February 1, 2018 – February 20, 2019	10%
February 21, 2019 – March 9, 2020	0%
March 10, 2020 – June 26, 2020	25%

All incentives granted by the Zimbabwean Government were included in other income when determined receivable. Incentives were received in Blanket Mine's RTGS$ account. The ECI fell away after
June 26, 2020.

Government grant – Gold support price

From
March 6, 2019
it became apparent that Blanket Mine's sales proceeds received from Fidelity were calculated at a gross price of
$44,000
per kilogram (
$1,368.58
per ounce), which exceeded the prevailing London Bullion Market Association (“LBMA”) price. On
May 12, 2019,
the Company received confirmation from Fidelity of this windfall receipt, called the “gold support price”, which has been implemented to incentivise gold producers to increase gold production. The gold support price has not
been received since the LBMA gold price subsequently increased above
$1,368.58
per ounce.